Property, Plant and Equipment - Reconciliation of lease liabilities to cash flows arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment
Balance at beginning of year	$ 10,454	$ 4,220
Change from financing activities:
Payment of lease liabilities	(4,668)	(2,608)
Total change from financing activities	(4,668)	(2,608)
Other changes:
New lease	11,247	8,474
Interest expense	213	155
Interest paid	(213)	(155)
Effect of exchange rate changes	(1,173)	368
Total liability-related other changes	10,074	8,842
Balance at end of year	$ 15,860	$ 10,454